VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 5.9%
Adient Plc *	29,315	$1,123,351
Aptiv Plc *	10,916	1,114,414
BorgWarner, Inc.	24,049	1,176,237
Gentex Corp.	40,543	1,186,288
Harley-Davidson, Inc.	15,990	563,008
		5,163,298
Banks: 1.8%
Comerica, Inc.	12,304	521,197
Huntington Bancshares, Inc.	51,933	559,838
M&T Bank Corp.	4,342	537,366
		1,618,401
Capital Goods: 12.3%
Allegion Plc	10,130	1,215,803
Allison Transmission Holding	10,749	606,889
Crane Holdings Co.	4,803	271,081
Dover Corp.	7,797	1,151,227
Fortive Corp.	16,519	1,235,126
Fortune Brands Innovations, Inc.	9,357	673,236
Ingersoll Rand, Inc.	10,174	664,973
ITT, Inc.	13,150	1,225,712
Masco Corp.	20,965	1,202,972
Sensata Technologies Holding Plc	24,416	1,098,476
WESCO International, Inc.	7,480	1,339,368
		10,684,863
Commercial & Professional Services: 7.0%
Broadridge Financial Solutions, Inc.	7,706	1,276,344
CERIDIAN HCM HOLDING INC *	8,784	588,264
Equifax, Inc.	5,233	1,231,325
SS&C Technologies Holdings, Inc.	19,802	1,200,001
Stericycle, Inc. *	25,358	1,177,626
TransUnion	7,593	594,760
		6,068,320

Consumer Discretionary Distribution & Retail: 9.3%
Asbury Automotive Group, Inc. *	5,114	1,229,508
Bath & Body Works, Inc.	29,209	1,095,338
Best Buy Co., Inc.	14,426	1,182,210
BURLINGTON STORES INC *	3,758	591,472
eBay, Inc.	25,505	1,139,818
Etsy, Inc. *	11,766	995,521
Group 1 Automotive, Inc.	2,617	675,448
Williams-Sonoma, Inc.	8,806	1,101,983
		8,011,298
Consumer Durables & Apparel: 4.7%
Garmin Ltd.	10,973	1,144,374
Polaris, Inc.	9,840	1,189,951
Ralph Lauren Corp.	4,763	587,278
Tapestry, Inc.	26,009	1,113,185
		4,034,788
Consumer Services: 1.4%
Domino's Pizza, Inc.	1,896	638,933
	Number of Shares	Value
Consumer Services (continued)
DOORDASH INC A *	8,053	$615,410
		1,254,343
Energy: 3.1%
Equitrans Midstream Corp.	163,942	1,567,285
HF Sinclair Corp.	23,270	1,038,075
		2,605,360
Financial Services: 9.6%
CAPITAL ONE FINANCIAL CORP	4,980	544,663
Carlyle Group, Inc.	17,685	565,036
Discover Financial Services	10,855	1,268,406
Evercore, Inc.	9,404	1,162,240
Global Payments, Inc.	5,466	538,510
LPL FINANCIAL HOLDINGS INC	2,761	600,324
MarketAxess Holdings, Inc.	2,082	544,276
SEI Investments Co.	19,369	1,154,780
The Bank of New York Mellon Corp.	25,613	1,140,291
Tradeweb Markets, Inc.	15,292	1,047,196
		8,565,722
Food, Beverage & Tobacco: 3.8%
Boston Beer Co., Inc. *	3,470	1,070,287
Ingredion, Inc.	10,887	1,153,478
Kellogg Co.	16,970	1,143,778
		3,367,543
Health Care Equipment & Services: 4.7%
DaVita, Inc. *	5,616	564,240
LABORATORY CRP OF AMER HLDGS	2,562	618,287
ResMed, Inc.	5,349	1,168,757
Veeva Systems, Inc. *	2,995	592,201
Zimmer Biomet Holdings, Inc.	8,530	1,241,967
		4,185,452
Materials: 6.5%
Albemarle Corp.	2,545	567,764
Celanese Corp.	5,177	599,497
Dow, Inc.	10,622	565,728
DuPont de Nemours, Inc.	16,010	1,143,754
FMC Corp.	5,064	528,378
Livent Corp. * †	26,538	727,937
LyondellBasell Industries NV	12,319	1,131,254
O I GLASS INC *	25,250	538,583
		5,802,895
Media & Entertainment: 7.3%
Electronic Arts, Inc.	4,831	626,581
Fox Corp.	33,158	1,127,372
Live Nation Entertainment, Inc. *	6,817	621,097
Pinterest, Inc. *	44,070	1,204,874
Roblox Corp. *	14,617	589,065
Take-Two Interactive Software, Inc. *	4,276	629,256
TripAdvisor, Inc. *	29,435	485,383
Warner Music Group Corp.	40,516	1,057,062
		6,340,690
Pharmaceuticals, Biotechnology & Life Sciences: 5.2%
Agilent Technologies, Inc.	4,840	582,010

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VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Charles River Laboratories International, Inc. *	2,779	$584,285
Illumina, Inc. *	2,793	523,660
Incyte Corp. *	16,628	1,035,093
Ionis Pharmaceuticals, Inc. *	30,452	1,249,445
IQVIA Holdings, Inc. *	2,706	608,228
		4,582,721
Real Estate Investment Trusts: 0.7%
Digital Realty Trust, Inc.	5,494	625,602
Real Estate Management & Development: 1.3%
CBRE Group, Inc. *	14,221	1,147,777
Semiconductors & Semiconductor Equipment: 5.4%
Microchip Technology, Inc.	13,427	1,202,925
Monolithic Power Systems, Inc.	1,125	607,759
NXP Semiconductors N.V.	3,030	620,180
Skyworks Solutions, Inc.	10,081	1,115,866
Teradyne, Inc.	10,538	1,173,196
		4,719,926
Software & Services: 5.8%
Blackbaud, Inc. *	9,554	680,054
Cognizant Technology Solutions Corp.	9,021	588,891
	Number of Shares	Value
Software & Services (continued)
Guidewire Software, Inc. *	7,124	$541,994
Paycom Software, Inc.	3,858	1,239,344
Splunk, Inc. *	6,422	681,310
VeriSign, Inc. *	2,854	644,918
Workday, Inc. *	3,046	688,061
		5,064,572
Technology Hardware & Equipment: 4.2%
Corning, Inc.	33,968	1,190,239
F5, Inc. *	3,878	567,196
Littelfuse, Inc.	4,241	1,235,446
Vontier Corp.	21,306	686,266
		3,679,147
Total Common Stocks (Cost: $83,510,972)		87,522,718

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $416)
State Street Navigator Securities Lending Government Money Market Portfolio	416	416
Total Investments: 100.0% (Cost: $83,511,388)		87,523,134
Other assets less liabilities: 0.0%		37,447
NET ASSETS: 100.0%		$87,560,581

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $656,043.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	21.1%	$18,463,728
Industrials	19.1	16,753,183
Information Technology	15.4	13,463,645
Financials	11.7	10,184,124
Health Care	10.0	8,768,173
Communication Services	7.2	6,340,690
Materials	6.6	5,802,894
Consumer Staples	3.9	3,367,542
Energy	3.0	2,605,360
Real Estate	2.0	1,773,379
	100.0%	$87,522,718
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